Property, Plant and Equipment - Summary of Net Book Value of Property, Plant and Equipment by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 447	$ 425	$ 419
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	301	302	300
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	146	$ 123	$ 119
Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	329
Americas [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	289
Americas [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	40
EMEAA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	34
EMEAA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0
EMEAA [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	34
Greater China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0
Greater China [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0
Greater China [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	0
Central [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	84
Central [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	12
Central [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 72